Related Party Transactions (Details) - Parent and its affiliates - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transactions
Net fees paid for services provided by the related parties	$ 0.3	$ 0.9	$ 4.8
Tax payment	$ 0.3	$ 15.8	$ 0.1